Loans and Allowance for Credit Losses - Summary of Loans Modified as TDRs (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) SecurityLoan	Dec. 31, 2018 USD ($) SecurityLoan	Dec. 31, 2017 USD ($) SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	47,454	45,528	47,984
Pre-Modification Outstanding Loan Balance	$ 1,664	$ 1,626	$ 1,675
Post-Modification Outstanding Loan Balance	$ 1,612	$ 1,579	$ 1,593
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	3,445	2,824	2,758
Pre-Modification Outstanding Loan Balance	$ 376	$ 336	$ 380
Post-Modification Outstanding Loan Balance	$ 359	$ 311	$ 328
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	136	127	128
Pre-Modification Outstanding Loan Balance	$ 129	$ 168	$ 82
Post-Modification Outstanding Loan Balance	$ 125	$ 169	$ 78
Residential Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	417	526	800
Pre-Modification Outstanding Loan Balance	$ 55	$ 73	$ 90
Post-Modification Outstanding Loan Balance	$ 54	$ 69	$ 88
Other Retail [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	2,952	2,462	3,881
Pre-Modification Outstanding Loan Balance	$ 63	$ 58	$ 79
Post-Modification Outstanding Loan Balance	$ 61	$ 55	$ 68
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	34,247	33,318	33,615
Pre-Modification Outstanding Loan Balance	$ 185	$ 169	$ 161
Post-Modification Outstanding Loan Balance	$ 186	$ 171	$ 162
Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan		3	11
Pre-Modification Outstanding Loan Balance		$ 1	$ 2
Post-Modification Outstanding Loan Balance		$ 1	$ 2
Total Loans, Excluding Loans Purchased from GNMA Mortgage Pools [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	41,197	39,260	41,193
Pre-Modification Outstanding Loan Balance	$ 808	$ 805	$ 794
Post-Modification Outstanding Loan Balance	$ 785	$ 776	$ 726
Government National Mortgage Association [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	6,257	6,268	6,791
Pre-Modification Outstanding Loan Balance	$ 856	$ 821	$ 881
Post-Modification Outstanding Loan Balance	$ 827	$ 803	$ 867